SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED BASED ON THEIR FAIR VALUE (Details) (Parenthetical) - USD ($)		12 Months Ended
	Jan. 10, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ninjas in Pyjamas Gaming AB [Member]
Business Acquisition [Line Items]
Cash acquired from acquisition	$ 1,707,373		$ 1,707,373